PREPAYMENTS AND ADVANCES TO SUPPLIERS NET (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Prepayments And Advances To Suppliers Net [Abstract]
Advances to raw material suppliers	[1]	$ 1,980,943	$ 1,674,254
Advances to construction subcontractors	[2]	2,828,301	529,583
Others		1,437	13,813
Subtotal		4,810,681	2,217,650
Allowance for doubtful accounts		(272,858)	(272,745)
PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET		$ 4,537,823	$ 1,944,905

[1]	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.
[2]	Advances to construction subcontracts represents the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.